Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net loss	$ (183)	$ (197)	$ (172)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of deferred charges	22	22	22
Changes in assets and liabilities:
Interest receivable	67	69	69
Accrued interest payable	(67)	(68)	(68)
Other current liabilities	(42)	44	(3)
Net cash used in operating activities	(203)	(130)	(152)
Investing activities:
Finance lease payments received	3,302	3,299	3,298
Change in restricted cash and investments	88	18	41
Net cash provided by investing activities	3,390	3,317	3,339
Financing activities:
Repayment of debt	(3,187)	(3,187)	(3,187)
Net cash used in financing activities	(3,187)	(3,187)	(3,187)
Net change in cash and cash equivalents	0	0	0
Cash and cash equivalents at start of the year	0	0	0
Cash and cash equivalents at end of the year	0	0	0
Supplemental disclosure of cash flow information:
Interest paid	$ 949	$ 1,222	$ 1,493